other income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
other income
Government assistance		$ 2		$ 2
Lease and other sublease revenue	$ 3	45	$ 7	49
Gain on contributions of real estate to joint ventures	10		15	8
Income (loss) from equity accounted investments, net		2	1	2
Investment income (loss), gain (loss) on disposal of assets and other	(2)	2	2	19
Changes in provisions related to business combinations	(2)		8	10
Total	$ 9	$ 51	$ 33	$ 90